Subsequent Events	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Subsequent Events

Note 36 Subsequent Events

a)	The Consolidated Financial Statements of CCU S.A. and subsidiaries as of December 31, 2024 have been approved by the Board of Directors on February 25, 2025.

b)	After December 31, 2024 and up to the date of issue of these Consolidated Financial Statements, there are no other financial or other matters known that could significantly affect the interpretation of these Consolidated Financial Statements.